Estimated Useful Lives Used in Computing Depreciation and Amortization of Property, Plant and Equipment (Detail)	12 Months Ended
Mar. 31, 2012 Year
Building
Property, Plant and Equipment [Line Items]
Estimated useful lives, minimum (years)	3
Estimated useful lives, maximum (years)	50
Machinery and equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives, minimum (years)	2
Estimated useful lives, maximum (years)	20